Business and Organization - Additional information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 04, 2026	Sep. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Nov. 04, 2022
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,488,103	2,488,103
Preferred Stock, Convertible, Conversion Price	$ 0.0001
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings	505,098
Merger Common Stock Exhange Ratio	0.6314
Preferred Stock, Shares Outstanding		0	0		0
Stock Issued During Period, Value, Acquisitions	$ 5,488,736
Proceeds from Issuance of Private Placement			$ 28,395,000	$ 0
The Initial Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance of Private Placement	$ 25,000,000
Series Seed 1 Convertible Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Preferred Stock, Shares Outstanding	3,876,721
Shares Issued, Price Per Share					$ 9.76
Series Seed 2 Convertible Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Preferred Stock, Shares Outstanding	64,065
Shares Issued, Price Per Share					$ 7.8
Private Placement [Member] | The Initial Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares, Issued	910,265
Shares Issued, Price Per Share	$ 27.5